Consolidated Statements of Profit and Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenues	$ 61,052,092	$ 58,050,025	$ 52,020,303
Cost of sales	(51,422,376)	(47,502,959)	(42,635,071)
Gross profit	9,629,716	10,547,066	9,385,232
General, selling and administrative expenses	(6,024,406)	(5,423,379)	(4,847,858)
Other income (expenses), net	102,660	167,642	260,202
Operating income	3,707,970	5,291,329	4,797,576
Finance income	1,140,749	1,087,641	969,174
Finance costs	(332,168)	(340,091)	(172,154)
Net finance income	808,581	747,550	797,020
Profit before income taxes	4,516,551	6,038,879	5,594,596
Income taxes	1,154,978	1,084,444	1,643,433
Profit for the year	3,361,573	4,954,435	3,951,163
Items that may be reclassified subsequently to profit or loss:
Currency translation effect	5,650	(197,636)	755,218
Hedge result	(307)	0	0
Items that will not be reclassified subsequently to profit or loss:
Actuarial remeasurements	(30,629)	(17,377)	14,888
Income taxes related to actuarial remeasurements	9,189	5,213	(4,466)
Other comprehensive income	(16,097)	(209,800)	765,640
Comprehensive income for the year	3,345,476	4,744,635	4,716,803
Profit attributable to:
Controlling interest	3,349,967	4,948,242	3,946,634
Non-controlling interest	11,606	6,193	4,529
Profit for the year	3,361,573	4,954,435	3,951,163
Comprehensive income attributable to:
Controlling interest	3,333,870	4,738,442	4,712,274
Non-controlling interest	11,606	6,193	4,529
Comprehensive income for the year	$ 3,345,476	$ 4,744,635	$ 4,716,803
Weighted average outstanding shares	599,980,734	599,997,696	599,979,844
Basic and diluted earnings per share	$ 5.58	$ 8.25	$ 6.58